Goodwill, Software And Other Intangible Assets (Changes In Goodwill By Reportable Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill [Line Items]
Goodwill, beginning balance	¥ 771,420	¥ 747,526
Goodwill acquired during year	40,557	41,499
Impairment losses	(30,323)	(4,764)	(1,912)
Foreign currency translation adjustments	45,845	(12,836)
Other	(3,283)	(5)
Goodwill, ending balance	824,216	771,420	747,526
Long Distance And International Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	187,161	191,870
Goodwill acquired during year	17,854	5,316
Impairment losses	(23,042)
Foreign currency translation adjustments	22,906	(10,020)
Other		(5)
Goodwill, ending balance	204,879	187,161
Mobile Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	432,251	426,534
Goodwill acquired during year	20,263	7,256
Impairment losses	(7,281)
Foreign currency translation adjustments	3,779	(1,539)
Other	(3,283)
Goodwill, ending balance	445,729	432,251
Data Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	149,437	126,551
Goodwill acquired during year	2,440	28,927
Impairment losses		(4,764)	(1,912)
Foreign currency translation adjustments	19,160	(1,277)
Goodwill, ending balance	171,037	149,437	126,551
Other Segment
Goodwill [Line Items]
Goodwill, ending balance	¥ 2,571	¥ 2,571	¥ 2,571